Recent Changes in Accounting Standards (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) lease	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of changes in accounting estimates [line items]
Short term investments (note 5)		$ 7,889	$ 7,833	$ 0
Increase (decrease) in accounting estimate	$ (78)
Accumulated other comprehensive loss		(805)	(883)
Minimum lease payments payable under non-cancellable operating lease		$ 800
International Accounting Standards 39
Disclosure of changes in accounting estimates [line items]
Short term investments (note 5)			7,833
Accumulated other comprehensive loss			$ 883
In accordance with IFRS 9
Disclosure of changes in accounting estimates [line items]
Short term investments (note 5)	7,911
Accumulated other comprehensive loss	805
In accordance with IFRS 16
Disclosure of changes in accounting estimates [line items]
Weighted average term of lessee's lease liabilities recognised at date of initial application of IFRS 16		3 years
Number of non-cancelable leases | lease		2
Minimum lease payments payable under non-cancellable operating lease		$ 800
Current Investments
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in accounting estimate	78
Accumulated other comprehensive loss
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in accounting estimate	$ (78)